Bank Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Bank Borrowings [Abstract]
Schedule of Short-Term Bank Borrowings	Short-term bank borrowings as of June 30, 2025 consisted of the following:
Lender	Company	Rate	Issuance Date	Expiration Date	Amount- RMB	Amount- US$
Agricultural Bank of China	Yada	2.35%	2025/4/14	2026/4/10	10,000,000	1,395,946
Bank of Communications	Huada	2.50%	2025/3/20	2026/3/18	8,000,000	1,116,757
Zheshang Bank of China	Huada	2.11%	2025/6/24	2026/6/24	5,000,000	697,973
Zheshang Bank of China	Huada	2.50%	2025/1/23	2026/2/23	5,000,000	697,973
China Minsheng Banking	Huada	2.20%	2025/6/30	2026/6/30	5,000,000	697,973
CITIC Bank	Huada	2.70%	2024/9/26	2025/9/25	5,000,000	697,973
CITIC Bank	Huada	2.70%	2024/9/30	2025/9/25	5,000,000	697,973
Jiangsu Yangzhou Rural Commercial Bank	Huadong	2.46%	2025/1/14	2026/1/12	10,000,000	1,395,946
Bank of Communications	Huadong	2.25%	2025/6/18	2026/6/17	1,000,000	139,595
Bank of Communications	Huadong	2.25%	2025/6/24	2026/6/23	4,000,000	558,379
Bank of Jiangsu	Huadong	2.60%	2024/12/23	2025/12/15	5,000,000	697,973
Everbright Bank	Huadong	2.25%	2025/5/22	2026/11/22	5,000,000	697,973
Bank of China	Huadong	2.40%	2025/3/5	2026/5/4	5,000,000	697,973
Agricultural Bank of China**	Huadong	2.40%	2025/1/10	2026/1/10	9,000,000	1,256,352
Total					82,000,000	11,446,759

Short-term bank borrowings as of December 31, 2024 consisted of the following:

Lender	Company	Rate	Issuance Date	Expiration Date	Amount- RMB	Amount- US$
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.30%	2024/2/1	2025/1/31*	5,000,000	684,997
Bank of China	Huadong	2.42%	2024/3/11	2025/3/10*	5,000,000	684,997
Bank of Communications	Huadong	2.55%	2024/4/23	2025/4/23*	9,000,000	1,232,995
Bank of Jiangsu	Huadong	2.60%	2024/12/23	2025/12/15	10,000,000	1,369,994
CITIC Bank	Huada	2.70%	2024/9/26	2025/9/25	5,000,000	684,997
CITIC Bank	Huada	2.70%	2024/9/30	2025/9/25	5,000,000	684,997
Industrial and Commercial Bank of China	Yada	3.45%	2024/2/22	2025/2/21*	9,000,000	1,232,995
Total					58,000,000	7,945,966

*	These loans were repaid upon maturity.

**	The Company’s short-term bank borrowings are pledged by the Company’s assets and guaranteed by the Company’s major shareholders Yongjun Liu, Yin Liu and its subsidiary Yada.

Schedule of Carrying Values of the Company’s Pledged Assets to Secure Short-Term Borrowings

The carrying values of the Company’s pledged assets to secure short-term borrowings by the Company are as follows:

	June 30, 2025	December 31, 2024
Buildings, net	$1,631,362	$1,062,792
Total	$1,631,362	$1,062,792